BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
BORROWINGS
Schedule of bank borrowings

	At December 31,	At December 31,
	2019	2020
	$	$
Short-term borrowings	819,031	912,549
Long-term borrowings, current portion	114,089	289,736
Subtotal for short-term borrowings	933,120	1,202,285
Long-term borrowings on project assets — current (1)	286,173	198,794
Long-term borrowings	619,477	446,090
Total	1,838,770	1,847,169
(1)	Certain long-term borrowings were classified as current liabilities because these borrowings are associated with certain solar power projects that are expected to be sold within one year.

Schedule of future principal repayments on the long-term borrowings

2021	$488,530
2022	275,985
2023	71,563
2024	18,785
2025	2,912
Thereafter	76,845
Total	934,620
Less: future principal repayment related to long-term borrowings, current portion	(488,530)
Total long-term portion	$446,090

Schedule of average effective interest rates on borrowings

	At December 31,	At December 31,
	2019	2020
Short-term borrowings	4.86%	3.26%
Long-term borrowings on project assets – current	3.65%	3.63%
Long-term borrowings	5.43%	4.37%

Schedule of interest incurred

	Years Ended December 31,
	2018	2019	2020
	$	$	$
Interest capitalized — project assets	15,462	10,794	10,197
Interest capitalized — property, plant and equipment	1,182	2,620	154
Interest expense	106,032	81,326	71,874
Total interest incurred	122,676	94,740	82,225